Condensed financial information of the parent company (Details) - Schedule of parent company balance sheets (Parentheticals) - Parent Company [Member] - $ / shares	Dec. 31, 2022	Dec. 31, 2021
Common Class A [Member]
Condensed financial information of the parent company (Details) - Schedule of parent company balance sheets (Parentheticals) [Line Items]
Ordinary shares, par value (in Dollars per share and Yuan Renminbi per share)	$ 0.0001
Ordinary shares authorized	20,115,570	20,115,570
Ordinary shares issued	20,115,570	20,115,570
Ordinary shares outstanding	20,115,570	20,115,570
Common Class B [Member]
Condensed financial information of the parent company (Details) - Schedule of parent company balance sheets (Parentheticals) [Line Items]
Ordinary shares, par value (in Dollars per share and Yuan Renminbi per share)	$ 0.0001
Ordinary shares authorized	466,967,730	466,967,730
Ordinary shares issued	153,300,513	153,300,513
Ordinary shares outstanding	153,300,513	153,300,513